SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 54,910	$ 36,958
Cost of sales	(52,852)	(28,861)
Depletion, depreciation and amortization	(7,202)	(4,528)
Exploration, evaluation and pre-development	(38,913)	(38,809)
Overhead costs	(31,947)	(23,619)
Other income (expense)	34,922	(11,683)
Finance expense	(31,906)	(20,488)
Loss before income taxes	(72,988)	(91,030)
Current tax expense	(228)	0
Deferred tax recovery	8,020	11,833
Loss for the year	(65,196)	(79,197)
Capital expenditures	118,103	56,395
Property, plant and equipment	638,627	529,261
Total assets	723,693	641,959
Total liabilities	297,429	308,547
Corporate and other
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depletion, depreciation and amortization	0	0
Exploration, evaluation and pre-development	0	31
Overhead costs	(22,142)	(20,412)
Other income (expense)	35,666	(5,083)
Finance expense	(29,100)	(17,479)
Loss before income taxes	(15,576)	(42,943)
Current tax expense	0
Deferred tax recovery	8,020	11,833
Loss for the year	(7,556)	(31,110)
Capital expenditures	338	522
Property, plant and equipment	3,380	4,165
Total assets	15,761	61,077
Total liabilities	177,420	151,591
Operating segments | Nevada Production
Disclosure of operating segments [line items]
Revenue	54,910	36,958
Cost of sales	(52,852)	(28,861)
Depletion, depreciation and amortization	(7,202)	(4,528)
Exploration, evaluation and pre-development	(21,119)	(34,616)
Overhead costs	(9,358)	(2,910)
Other income (expense)	(780)	(6,641)
Finance expense	(2,542)	(2,797)
Loss before income taxes	(38,943)	(43,395)
Current tax expense	(228)
Deferred tax recovery	0	0
Loss for the year	(39,171)	(43,395)
Capital expenditures	33,849	46,539
Property, plant and equipment	485,609	458,765
Total assets	557,477	511,298
Total liabilities	111,171	148,655
Operating segments | Exploration and Development
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depletion, depreciation and amortization	0	0
Exploration, evaluation and pre-development	(17,794)	(4,224)
Overhead costs	(447)	(297)
Other income (expense)	36	41
Finance expense	(264)	(212)
Loss before income taxes	(18,469)	(4,692)
Current tax expense	0
Deferred tax recovery	0	0
Loss for the year	(18,469)	(4,692)
Capital expenditures	83,916	9,334
Property, plant and equipment	149,638	66,331
Total assets	150,455	69,584
Total liabilities	$ 8,838	$ 8,301